Retirement Plans and Postretirement Costs (Details 8) $ in Thousands	Jul. 02, 2017 USD ($)
Pension and SERP Benefits
Expected future benefit payments
2018	$ 5,308
2019	5,304
2020	5,668
2021	6,239
2022	6,257
2023-2027	29,998
Postretirement Benefits
Expected future benefit payments
2018	265
2019	217
2020	164
2021	146
2022	132
2023-2027	$ 315